Income tax and social contribution - Schedule of breakdown of deferred income tax and social contribution (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	R$ (453.0)	R$ (253.7)
Net deferred tax (liabilities)	(326.9)	(181.5)
Provision for tax, civil and labor risks
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	17.7	20.6
Deferred revenue of TudoAzul program
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(109.7)	(67.6)
Aircraft lease expense
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(233.1)	(201.1)
Depreciation of aircraft and engines
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(55.3)	79.4
Exchange rate
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(11.3)	(105.4)
Deferred gain related to aircraft sold
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	49.3	59.3
Cash flow hedge reserve
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	5.0	17.4
Fair value of TAP convertible bonds
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(147.4)	(92.7)
Provision for onerous contract
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	23.4	39.3
Financial instruments
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(0.7)	1.2
Fair value of aircraft
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(0.4)	(0.5)
Fair value of slots
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(27.9)	(27.9)
Other on business combination fair value adjustment
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	(4.3)	(5.8)
Others
Breakdown of deferred income tax and social contribution
Net deferred tax (liabilities)	41.7	30.1
Deferred tax assets on net operating losses
Breakdown of deferred income tax and social contribution
Deferred tax assets on net operating losses	R$ 126.1	R$ 72.2